Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2010
Variable Interest Entities
Carrying Amount of Assets and Liabilities Held by VIEs

In accordance with ASC 810, the Company has consolidated all VIEs for which the Company was determined to be the primary beneficiary. The following table represents the carrying amount of assets held by VIEs as of December 31, 2009, which have been consolidated by the Company:

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	23,252	—	27,601	216,760	267,613
Loans	904,605	88,266	436	14,906	1,008,213
Other assets	165,866	155	1,131	186	167,338

Total	1,093,723	88,421	29,168	231,852	1,443,164

Liabilities held by VIEs
Long-term debt	—	521	—	47,174	47,695
Secured borrowings	878,481	69,898	—	—	948,379
Other liabilities	4,350	2,543	1,248	9,525	17,666

Total	882,831	72,962	1,248	56,699	1,013,740

The following table represents the carrying amount of assets and liabilities held by VIEs as of December 31, 2010, which have been consolidated by the Company.

	Asset-backed securitization of loans	Liquidity provided to VIEs	Investment trusts	Others	Total
	(In millions of Korean won)
Assets held by VIEs
Investments	—	—	1,249,956	285,120	1,535,076
Loans	583,158	—	343	—	583,501
Other assets	54,152	—	45,872	273	100,297

Total	637,310	—	1,296,171	285,393	2,218,874

Liabilities held by VIEs
Other borrowed fund	—	—	—	47,000	47,000
Secured borrowings	556,925	—	—	—	556,925
Other liabilities	20,883	—	51,501	10,184	82,568

Total	577,808	—	51,501	57,184	686,493

The Total Assets, Liabilities and Maximum Exposure to Loss as a Result of the Involvement in Significant VIEs

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	117,368	117,368	501,713	—

VIEs created for structured financing	24,227	4,239,641	1,095	4,264,963	398,801	398,801	24,144,455	6,272,058
Liquidity provided to VIEs	9,387	54,767	23	64,177	3,002	3,002	2,761,518	1,667,999
Investment trusts	861,217	—	—	861,217	280,667	280,667	10,210,958	4,643,434
Others	70,168	36,344	—	106,512	—	—	5,473,333	109,212

Total	964,999	4,330,752	1,118	5,296,869	799,838	799,838	43,091,977	12,692,703

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2009.

The following table presents, by type of VIE, the total assets , liabilities and maximum exposure to loss as a result of the involvement in significant VIEs, which have not been consolidated at December 31, 2010:

	Investments	Loans	Other Assets	Total Assets involvement	Other Liabilities	Total Liabilities involvement	Total Assets of VIE	Maximum exposure(1)
	(In millions of Korean Won)

Asset-backed securitization of loans	—	—	—	—	111,850	111,850	420,618	—

VIEs created for structured financing	24,777	3,384,163	—	3,408,940	401,165	401,165	23,781,663	5,061,744
Liquidity provided to VIEs	61,001	154,236	—	215,237	46	46	2,999,282	1,407,555
Investment trusts	1,086,930	—	137,818	1,224,748	137,818	137,818	11,644,974	5,007,724
Others	137,066	87,189	28	224,283	5	5	5,472,710	227,285

Total	1,309,774	3,625,588	137,846	5,073,208	650,884	650,884	44,319,247	11,704,308

(1)	Represents the carrying amount of equity interests and debt interests held by the Company or guarantees provided by the Company as of December 31, 2010.